SEGMENT INFORMATION (Tables)	12 Months Ended
Jan. 02, 2016
Segment Information
Financial information, by reportable segment from continuing operations

(In millions)	2015	2014	2013

Net sales to unaffiliated customers
Pressure-sensitive Materials	$4,373.7	$4,658.1	$4,455.0
Retail Branding and Information Solutions	1,520.3	1,591.6	1,611.1
Vancive Medical Technologies	72.9	80.6	73.9

Net sales to unaffiliated customers	$5,966.9	$6,330.3	$6,140.0

Intersegment sales
Pressure-sensitive Materials	$60.9	$63.2	$64.6
Retail Branding and Information Solutions	1.9	2.4	2.4
Vancive Medical Technologies	4.9	9.6	3.6

Intersegment sales	$67.7	$75.2	$70.6

Income from continuing operations before taxes
Pressure-sensitive Materials	$496.6	$434.4	$442.8
Retail Branding and Information Solutions	70.0	87.9	81.7
Vancive Medical Technologies	(4.5)	(11.7)	(8.3)
Corporate expense	(92.7)	(86.5)	(89.3)
Interest expense	(60.5)	(63.3)	(60.9)

Income from continuing operations before taxes	$408.9	$360.8	$366.0

Capital expenditures
Pressure-sensitive Materials	$83.2	$110.5	$81.1
Retail Branding and Information Solutions	52.9	39.6	42.4
Vancive Medical Technologies	2.8	2.1	1.2

Capital expenditures	$138.9	$152.2	$124.7

Depreciation and amortization expense
Pressure-sensitive Materials	$111.5	$116.0	$113.5
Retail Branding and Information Solutions	73.1	81.4	86.7
Vancive Medical Technologies	3.7	4.2	4.1

Depreciation and amortization expense	$188.3	$201.6	$204.3

Other expense, net by reportable segment
Pressure-sensitive Materials	$16.3	$41.6	$10.8
Retail Branding and Information Solutions	45.9	22.0	20.0
Vancive Medical Technologies	3.6	4.2	.1
Corporate	2.5	.4	5.7

Other expense, net	$68.3	$68.2	$36.6

Other expense, net by type
Restructuring charges:
Severance and related costs	$52.5	$54.7	$27.2
Asset impairment charges and lease and other contract cancellation costs	7.0	11.4	13.1
Other items:
Charitable contribution to Avery Dennison Foundation	–	–	10.0
Indefinite-lived intangible asset impairment charge	–	3.0	–
Gains on sales of assets	(1.7)	(2.5)	(17.8)
Net loss (gain) from curtailment and settlement of pension obligations	.3	1.6	(1.6)
Legal settlements	(.3)	–	2.5
Loss on sale of product line and related exit costs	10.5	–	–
Divestiture-related costs (1)	–	–	3.2

Other expense, net	$68.3	$68.2	$36.6

(1)	Represents only the portion allocated to continuing operations.

Summary of net sales to unaffiliated customers

(In millions)	2015	2014	2013

Net sales to unaffiliated customers
U.S.	$1,546.8	$1,529.4	$1,537.6
Europe	1,753.0	2,074.4	1,958.4
Asia	1,924.0	1,914.2	1,823.5
Latin America	466.3	522.9	515.6
Other international	276.8	289.4	304.9

Net sales to unaffiliated customers	$5,966.9	$6,330.3	$6,140.0

Summary of property, plant and equipment, net

(In millions)	2015	2014	2013

Property, plant and equipment, net
U.S.	$263.4	$261.5	$279.6
International	584.5	613.8	642.9

Property, plant and equipment, net	$847.9	$875.3	$922.5